UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL 60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               08-15-2012
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $   235,250
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                      Title of                   Value       Shs/     SH/  PUT/    Invest                         voting auth.
Name of Issuer        Class          CUSIP      (x$1000)    Prn Amt.  PRN  CALL  Discretion  other mgr.      SOLE   SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
Abbott                Common         002824100    15,137     234,800  SH            sole       none         234,800
AES CORP  Pfd. C      Pfd 6.75%      00808N202     2,334      47,400  SH            sole       none          47,400
Allstate              Common         020002101    11,474     327,000  SH            sole       none         327,000
AMERCO                Common         023586100    22,482     249,800  SH            sole       none         249,800
Agenus                Common         00847G705     1,223     233,515  SH            sole       none         233,515
Sandridge Energy      Common         80007P307     2,556     382,168  SH            sole       none         382,168
Sandridge Energy      Pfd 8.5%       80007P604     6,480      60,000  SH            sole       none          60,000
ATP Oil & Gas         Pfd 8% 144A    00208J702     3,623     207,190  SH            sole       none         207,190
ATP Oil & Gas         Pfd 8%         00208J801       512      29,300  SH            sole       none          29,300
Calpine               Common         131347304     4,867     294,849  SH            sole       none         294,849
C&J Energy            Common         12467B304     5,550     300,000  SH            sole       none         300,000
Biosante              Cv 3.125%      150921ac8     1,800   2,015,000  PRN           sole       none       2,015,000
BPZ Resources         Cv 6.5%        055639aa6     2,478   3,000,000  PRN           sole       none       3,000,000
DeCode Genetics       Cv 3.5%        243586AB0       156  24,787,000  PRN           sole       none      24,787,000
Diamond Foods         Common         252603105     5,762     323,000  SH            sole       none         323,000
Direct TV             Common         25490A101     4,222      86,500  SH            sole       none          86,500
Double Eagle          Common         258570209       687     156,919  SH            sole       none         156,919
DURECT CORP           Common         266605104     1,106   1,215,973  SH            sole       none       1,215,973
EDAP                  Common         268311107     3,037   1,565,494  SH            sole       none       1,565,494
ELAN CORP PLC         Common         284131208     2,420     165,900  SH            sole       none         165,900
Endeavor              Cv 5.5%        29257MAD2     8,712  10,250,000  PRN           sole       none      10,250,000
Exxon                 Common         30231G102       435       5,184  SH            sole       none           5,184
Flotek                Common         343389102     9,280     993,671  SH            sole       none         993,671
Nextera Energy        Common         302571104     8,532     124,000  SH            sole       none         124,000
GAINSCO INC           Common         363127200     2,166     240,727  SH            sole       none         240,727
Hospira               Common         441060100       373      10,000  SH            sole       none          10,000
Human Genome          Cv 3.0%        444903AN8     2,400   2,000,000  PRN           sole       none       2,000,000
IBM                   Common         459200101    11,108      56,800  SH            sole       none          56,800
Integrys Energy       Common         92931B106     2,109      37,094  SH            sole       none          37,094
Intermune             Cv 5.0%        45884XAD5       550     500,000  PRN           sole       none         500,000
INTERNET CAPITAL      Common         46059C205     1,475     164,300  SH            sole       none         164,300
ISIS PHARMACEUTICALS  Cv 2.625%      464337AD6     3,060   3,000,000  PRN           sole       none       3,000,000
ISIS PHARMACEUTICALS  Cv 2.625%      464337AE4     4,896   4,800,000  PRN           sole       none       4,800,000
Kinross               Common         496902404     2,810     344,848  SH            sole       none         344,848
Kellogg               Common         487836108       237       4,436  SH            sole       none           4,436
Mannkind              Cv 3.75%       56400PAA0     8,252  15,005,000  PRN           sole       none      15,005,000
Mannkind              Cv 5.75% 144A  56400PAB8     2,850   5,700,000  PRN           sole       none       5,700,000
MERCK & CO INC        Common         589331107    10,917     261,500  SH            sole       none         261,500
Midway Games          Cv 6%          598148AB0       381   2,700,000  PRN           sole       none       2,700,000
Titan Wheel           Common         88830m102     7,359     300,000  SH            sole       none         300,000
Titan Wheel           Cv 5.625%      888305aa7     2,600   1,000,000  SH            sole       none       1,000,000
Omega Protein         Common         68210P107     4,712     640,270  SH            sole       none         640,270
Oscient Pharm Corp    Cv 12.5%       68812RAD7       129   2,499,575  PRN           sole       none       2,499,575
Petroquest            Pfd 6.875%     716748207     6,851     201,500  SH            sole       none         201,500
PFIZER INC            Common         717081103     9,890     430,000  SH            sole       none         430,000
Pepco Holding         Common         713291102     1,156      60,900  SH            sole       none          60,900
RLI CORP              Common         749607107     5,183      76,000  SH            sole       none          76,000
Solitario             Common         8342EP107       350     254,040  SH            sole       none         254,040
Unisource Energy      Common         909205106     6,721     175,000  SH            sole       none         175,000
US Ecology            Common         91732J102     1,206      67,987  SH            sole       none          67,987
Astrotech             Common         846243400     1,155   1,070,073  SH            sole       none       1,070,073
Vion Pharmacueticals  Cv 7.75%       927624AA4        17     840,000  PRN           sole       none         840,000
Viropharma            Cv 2%          928241AH1     4,200   3,000,000  PRN           sole       none       3,000,000
XM Sirius             Cv 7%          98375YAU0     4,680   4,000,000  PRN           sole       none       4,000,000
XEL Energy            Common         98389B100       592      24,011  SH            sole       none          24,011